UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 59.0%
Consumer Discretionary 4.6%
Auto Components 0.1%
ArvinMeritor, Inc.	51,400	846,044
Modine Manufacturing Co.	29,500	695,315

		1,541,359
Automobiles 0.3%
Harley-Davidson, Inc.	86,400	4,924,800
Distributors 0.0%
Building Materials Holding Corp.	33,800	724,334
Hotels Restaurants & Leisure 0.5%
Buffalo Wild Wings, Inc.*	6,700	215,941
LIFE TIME FITNESS, Inc.*	17,800	806,340
Luby’s, Inc.*	62,200	540,518
Papa John’s International, Inc.*	29,900	960,986
RARE Hospitality International, Inc.*	41,100	1,080,930
Ruth’s Chris Steak House, Inc.*	15,100	268,025
Starbucks Corp.*	123,900	4,244,814
Vail Resorts, Inc.*	24,200	836,594

		8,954,148
Household Durables 0.2%
Fortune Brands, Inc.	54,800	3,974,096
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	7,300	148,847
Leisure Equipment & Products 0.0%
Marvel Entertainment, Inc.*	43,100	762,008
Media 0.8%
Catalina Marketing Corp.	4,000	116,280
McGraw-Hill Companies, Inc.	132,300	7,448,490
Mediacom Communications Corp. “A”*	44,800	282,240
Omnicom Group, Inc.	72,700	6,434,677
ProQuest Co.*	12,600	149,184
Scholastic Corp.*	46,500	1,336,875

		15,767,746
Multiline Retail 0.9%
Big Lots, Inc.*	75,800	1,224,928
Kohl’s Corp.*	61,000	3,454,430
Target Corp.	254,700	11,695,824
The Bon-Ton Stores, Inc.	30,300	747,501

		17,122,683
Specialty Retail 1.5%
Best Buy Co., Inc.	55,600	2,520,904
Cache, Inc.*	33,100	596,131
Cato Corp. “A”	29,850	725,952
Christopher & Banks Corp.	32,300	910,537
Dress Barn, Inc.*	42,400	914,992
DSW, Inc. “A”*	31,400	1,077,962
Foot Locker, Inc.	3,075	83,548
Genesco, Inc.*	11,100	300,477

Group 1 Automotive, Inc.	21,200	1,299,984
Guess?, Inc.*	16,300	694,380
Gymboree Corp.*	29,100	975,432
Lowe’s Companies, Inc.	90,000	2,551,500
Pantry, Inc.*	4,300	211,947
Select Comfort Corp.*	43,650	879,547
Shoe Carnival, Inc.*	13,400	294,666
Staples, Inc.	244,300	5,281,766
TJX Companies, Inc.	319,700	7,791,089

		27,110,814
Textiles, Apparel & Luxury Goods 0.3%
Brown Shoe Co., Inc.	33,350	1,079,873
Kellwood Co.	50,500	1,335,725
NIKE, Inc. “B”	29,700	2,346,300
Phillips-Van Heusen Corp.	31,900	1,133,407

		5,895,305
Consumer Staples 5.1%
Beverages 1.4%
Coca-Cola Co.	194,000	8,633,000
Diageo PLC	284,576	5,002,242
PepsiCo, Inc.	214,250	13,579,165

		27,214,407
Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	28,600	1,176,032
Wal-Mart Stores, Inc.	238,600	10,617,700
Walgreen Co.	180,900	8,462,502

		20,256,234
Food Products 1.3%
Dean Foods Co.*	108,300	4,064,499
Flowers Foods, Inc.	46,500	1,324,320
General Mills, Inc.	106,900	5,548,110
Groupe Danone	37,653	4,978,138
Kellogg Co.	99,400	4,788,098
Premium Standard Farms, Inc.	10,300	174,070
Seaboard Corp.	400	456,000
The Hershey Co.	40,400	2,220,788

		23,554,023
Household Products 1.3%
Colgate-Palmolive Co.	188,600	11,187,752
Kimberly-Clark Corp.	41,100	2,509,155
Procter & Gamble Co.	178,700	10,042,940

		23,739,847
Personal Products 0.0%
Elizabeth Arden, Inc.*	7,500	126,600
Inter Parfums, Inc.	13,000	237,250

		363,850
Energy 9.7%
Energy Equipment & Services 3.7%
Baker Hughes, Inc.	121,400	9,705,930
BJ Services Co.	284,500	10,318,815
ENSCO International, Inc.	201,600	9,317,952
Grey Wolf, Inc.*	145,500	1,114,530
Halliburton Co.	404,500	13,494,120
Noble Corp.	56,700	4,068,225
NS Group, Inc.*	15,100	763,758
Schlumberger Ltd.	167,040	11,166,624

Transocean, Inc.*	108,590	8,386,406
Veritas DGC, Inc.*	19,300	1,105,311

		69,441,671
Oil, Gas & Consumable Fuels 6.0%
Alpha Natural Resources, Inc.*	59,600	963,732
Berry Petroleum Co. “A”	23,100	777,084
Brigham Exploration Co.*	49,500	355,410
Callon Petroleum Co.*	44,500	829,925
Chevron Corp.	250,500	16,477,890
Clayton Williams Energy, Inc.*	3,700	125,689
ConocoPhillips	359,180	24,654,115
Devon Energy Corp.	123,100	7,957,184
Edge Petroleum Corp.*	37,700	798,863
EOG Resources, Inc.	103,600	7,681,940
ExxonMobil Corp.	343,800	23,289,012
Harvest Natural Resources, Inc.*	61,800	864,582
Hugoton Royalty Trust	1	31
Marathon Oil Corp.	122,800	11,130,592
Penn Virginia Corp.	15,900	1,085,334
PetroQuest Energy, Inc.*	63,200	738,808
Swift Energy Co.*	25,000	1,200,000
VAALCO Energy, Inc.*	71,600	650,844
Valero Energy Corp.	123,600	8,334,348
Whiting Petroleum Corp.*	26,000	1,214,200
XTO Energy, Inc.	95,566	4,490,646

		113,620,229
Financials 12.0%
Capital Markets 2.2%
Ares Capital Corp.	10,200	166,362
Bear Stearns Companies, Inc.	26,300	3,731,181
Calamos Asset Management, Inc. “A”	6,500	175,565
Lehman Brothers Holdings, Inc.	116,900	7,592,655
Merrill Lynch & Co., Inc.	112,000	8,155,840
Morgan Stanley	146,800	9,762,200
optionsXpress Holdings, Inc.	59,100	1,547,238
Piper Jaffray Companies, Inc.*	3,200	163,808
SWS Group, Inc.	2,300	59,961
The Goldman Sachs Group, Inc.	62,700	9,577,425

		40,932,235
Commercial Banks 2.8%
AmSouth Bancorp.	228,700	6,554,542
BancFirst Corp.	1,900	90,516
Banner Corp.	5,100	198,849
Boston Private Financial Holdings, Inc.	41,600	1,045,408
Center Financial Corp.	11,000	274,120
Central Pacific Financial Corp.	2,500	87,500
City Holding Co.	10,300	399,125
Columbia Banking System, Inc.	1,500	46,845
CVB Financial Corp.	36,625	545,346
First Community Bancorp.	21,100	1,157,968
Frontier Financial Corp.	7,200	278,136
Greater Bay Bancorp.	14,100	403,824
Hancock Holding Co.	6,100	314,760
Hanmi Financial Corp.	53,400	1,016,736
Nara Bancorp, Inc.	17,900	329,539
Oriental Financial Group, Inc.	69,700	876,129
Pacific Capital Bancorp.	8,100	238,626
Prosperity Bancshares, Inc.	8,400	295,428

Sandy Spring Bancorp., Inc.	1,600	57,504
Sterling Bancshares, Inc.	63,200	1,238,088
Sterling Financial Corp.	4,800	153,456
SunTrust Banks, Inc.	91,400	7,208,718
TriCo Bancshares	300	7,449
Trustmark Corp.	4,800	152,208
United Community Banks, Inc.	2,800	88,312
US Bancorp.	276,300	8,841,600
Wachovia Corp.	183,200	9,825,016
Wells Fargo & Co.	151,900	10,988,446
WesBanco, Inc.	7,000	206,850
West Coast Bancorp.	2,500	75,850

		52,996,894
Consumer Finance 0.3%
Advanta Corp. “B”	1,900	68,457
American Express Co.	82,500	4,294,950
Cash America International, Inc.	28,800	986,400
CompuCredit Corp.*	21,800	712,206

		6,062,013
Diversified Financial Services 3.1%
Bank of America Corp.	468,600	24,146,958
Citigroup, Inc.	395,695	19,116,026
JPMorgan Chase & Co.	308,800	14,087,456

		57,350,440
Insurance 1.9%
AFLAC, Inc.	271,300	11,975,182
Allstate Corp.	127,600	7,250,232
American International Group, Inc.	178,400	10,823,528
Argonaut Group, Inc.*	10,300	300,348
Genworth Financial, Inc. “A”	86,000	2,949,800
LandAmerica Financial Group, Inc.	18,700	1,193,621
Navigators Group, Inc.*	5,800	246,558
Seabright Insurance Holdings*	26,400	343,200
Tower Group, Inc.	41,400	1,242,828

		36,325,297
Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, Inc. (REIT)	6,500	613,730
American Home Mortgage Investment Corp. (REIT)	14,600	509,832
BioMed Realty Trust, Inc. (REIT)	18,200	542,542
Corporate Office Properties Trust (REIT)	12,200	549,000
Cousins Properties, Inc. (REIT)	18,100	575,037
Crescent Real Estate Equities Co. (REIT)	23,000	448,960
EastGroup Properties, Inc. (REIT)	2,800	131,684
Entertainment Properties Trust (REIT)	1,700	72,369
Equity Lifestyle Properties, Inc. (REIT)	5,700	244,929
FelCor Lodging Trust, Inc. (REIT)	9,400	206,800
First Industrial Realty Trust, Inc. (REIT)	15,300	616,284
Glenborough Realty Trust, Inc. (REIT)	12,000	266,400
Glimcher Realty Trust (REIT)	11,100	262,515
Healthcare Realty Trust, Inc. (REIT)	8,200	271,338
Highwoods Properties, Inc. (REIT)	16,600	618,184
Home Properties, Inc. (REIT)	11,300	630,314
Lexington Corporate Properties Trust (REIT)	23,200	462,144
LTC Properties, Inc. (REIT)	1,300	28,691
Mid-America Apartment Communities, Inc. (REIT)	7,100	405,552
National Retail Properties, Inc. (REIT)	27,100	564,764
Nationwide Health Properties, Inc. (REIT)	25,800	611,976
Newcastle Investment Corp. (REIT)	18,100	464,989
OMEGA Healthcare Investors, Inc. (REIT)	9,200	122,912

Parkway Properties, Inc. (REIT)	11,300	513,811
Pennsylvania Real Estate Investment Trust (REIT)	5,800	228,404
Potlatch Corp. (REIT)	12,900	446,469
RAIT Investment Trust (REIT)	9,500	268,565
Realty Income Corp. (REIT)	13,300	304,304
Redwood Trust, Inc. (REIT)	9,100	432,978
Senior Housing Properties Trust (REIT)	32,000	594,880
Sovran Self Storage, Inc. (REIT)	5,700	294,519
Strategic Hotels & Resorts, Inc. (REIT)	12,500	249,375
Sunstone Hotel Investors, Inc. (REIT)	7,700	218,372
Trustreet Properties, Inc. (REIT)	1,600	21,296
Urstadt Biddle Properties “A” (REIT)	1,100	18,557
Washington Real Estate Investment Trust (REIT)	16,100	596,988

		13,409,464
Thrifts & Mortgage Finance 1.0%
Accredited Home Lenders Holding Co.*	3,000	135,990
BankUnited Financial Corp. “A”	37,200	1,100,748
Corus Bankshares, Inc.	48,300	1,115,247
Fidelity Bankshares, Inc.	2,700	103,950
First Niagara Financial Group, Inc.	53,000	775,390
FirstFed Financial Corp.*	21,900	1,236,255
Freddie Mac	83,900	4,854,454
NetBank, Inc.	41,700	229,350
Partners Trust Financial Group, Inc.	8,000	84,480
PFF Bancorp., Inc.	30,800	1,156,540
TierOne Corp.	15,700	534,114
Washington Mutual, Inc.	159,900	7,147,530
WSFS Financial Corp.	5,800	356,816

		18,830,864
Health Care 8.4%
Biotechnology 1.6%
Alkermes, Inc.*	51,600	885,456
Amgen, Inc.*	77,000	5,369,980
Cubist Pharmaceuticals, Inc.*	34,900	799,908
Digene Corp.*	19,200	810,432
Genentech, Inc.*	142,900	11,549,178
Gilead Sciences, Inc.*	170,500	10,482,340

		29,897,294
Health Care Equipment & Supplies 1.8%
American Medical Systems Holdings, Inc.*	47,900	874,175
Baxter International, Inc.	274,800	11,541,600
Biosite, Inc.*	18,200	709,436
Boston Scientific Corp.*	79,200	1,347,192
C.R. Bard, Inc.	58,400	4,144,648
DJO, Inc.*	4,900	193,403
Integra LifeSciences Holdings*	26,200	965,732
Kyphon, Inc.*	28,700	977,522
Medtronic, Inc.	119,500	6,037,140
Zimmer Holdings, Inc.*	97,700	6,178,548

		32,969,396
Health Care Providers & Services 1.0%
Alliance Imaging, Inc.*	102,100	645,272
Apria Healthcare Group, Inc.*	12,300	215,496
Five Star Quality Care, Inc.*	32,600	352,080
Healthways, Inc.*	21,200	1,138,864
LCA-Vision, Inc.	17,700	763,755
Magellan Health Services, Inc.*	20,800	999,856
MedCath Corp.*	26,200	550,724

Odyssey HealthCare, Inc.*	43,200	778,032
Sunrise Senior Living, Inc.*	37,200	1,074,336
UnitedHealth Group, Inc.	253,900	12,144,037

		18,662,452
Health Care Technology 0.0%
Computer Programs & Systems, Inc.	4,900	180,761
Vital Images, Inc.*	17,200	390,784

		571,545
Life Sciences Tools & Services 0.1%
Albany Molecular Research, Inc.*	59,400	534,600
Luminex Corp.*	47,300	809,776
PAREXEL International Corp.*	39,300	1,166,031

		2,510,407
Pharmaceuticals 3.9%
Abbott Laboratories	382,500	18,272,025
Alpharma, Inc. “A”	34,900	788,042
Bentley Pharmaceuticals, Inc.*	25,100	248,239
Connetics Corp.*	80,000	766,400
Eli Lilly & Co.	56,100	3,184,797
Hi-Tech Pharmacal Co., Inc.*	24,800	406,472
Johnson & Johnson	376,216	23,532,311
K-V Pharmaceutical Co. “A”*	49,700	941,815
Medicis Pharmaceutical Corp. “A”	28,500	785,460
Pain Therapeutics, Inc.*	77,700	647,241
Pfizer, Inc.	461,500	11,994,385
Salix Pharmaceuticals Ltd.*	15,200	155,040
Sciele Pharma, Inc.*	28,700	586,628
Teva Pharmaceutical Industries Ltd. (ADR)	57,900	1,915,332
Valeant Pharmaceuticals International	58,200	1,005,696
Wyeth	156,900	7,604,943

		72,834,826
Industrials 5.5%
Aerospace & Defense 1.4%
EDO Corp.	8,400	188,496
Honeywell International, Inc.	109,500	4,237,650
L-3 Communications Holdings, Inc.	53,500	3,940,275
Orbital Sciences Corp.*	37,000	662,670
United Technologies Corp.	278,200	17,301,258

		26,330,349
Air Freight & Logistics 0.4%
EGL, Inc.*	21,300	935,283
FedEx Corp.	60,600	6,345,426
Hub Group, Inc. “A”*	20,000	451,600

		7,732,309
Airlines 0.1%
Alaska Air Group, Inc.*	3,700	137,381
ExpressJet Holdings, Inc.*	154,300	1,055,412
Republic Airways Holdings, Inc.*	24,300	403,866

		1,596,659
Building Products 0.0%
American Woodmark Corp.	13,600	462,128
Commercial Services & Supplies 0.4%
Administaff, Inc.	22,100	698,581
American Ecology Corp.	9,900	215,127
Banta Corp.	11,200	395,696
Coinstar, Inc.*	13,700	334,143

Consolidated Graphics, Inc.*	21,800	1,072,342
Deluxe Corp.	31,800	540,600
Herman Miller, Inc.	46,500	1,321,065
Huron Consulting Group, Inc.*	5,700	197,676
Kenexa Corp.*	5,400	127,710
Kforce, Inc.*	44,400	553,668
Labor Ready, Inc.*	49,200	802,452
The Advisory Board Co.*	3,200	148,256
Volt Information Sciences, Inc.*	16,500	699,600
Watson Wyatt Worldwide, Inc. “A”	10,600	349,376

		7,456,292
Construction & Engineering 0.1%
Granite Construction, Inc.	27,200	1,182,928
Electrical Equipment 0.5%
A.O. Smith Corp.	25,900	1,110,074
Acuity Brands, Inc.	6,700	292,991
Emerson Electric Co.	78,250	6,175,490
General Cable Corp.*	26,900	960,330
Genlyte Group, Inc.*	7,800	542,490
LSI Industries, Inc.	45,900	702,729
Vicor Corp.	37,400	428,230

		10,212,334
Industrial Conglomerates 1.1%
General Electric Co.	612,900	20,035,701
Machinery 1.3%
Accuride Corp.*	66,700	733,700
Actuant Corp. “A”	24,500	1,078,245
Astec Industries, Inc.*	2,800	59,360
Cascade Corp.	22,700	839,900
Caterpillar, Inc.	70,000	4,960,900
Columbus McKinnon Corp.*	4,700	88,501
Dover Corp.	144,300	6,802,302
Ingersoll-Rand Co., Ltd. “A”	238,100	8,523,980
Middleby Corp.*	3,700	289,414
Nordson Corp.	13,000	591,500
Tennant Co.	6,800	161,636
Wabtec Corp.	34,900	926,944

		25,056,382
Road & Rail 0.2%
Dollar Thrifty Automotive Group, Inc.*	26,700	1,195,092
Marten Transport Ltd.*	13,600	211,072
Old Dominion Freight Line, Inc.*	30,600	996,948
USA Truck, Inc.*	41,500	794,725

		3,197,837
Trading Companies & Distributors 0.0%
Electro Rent Corp.*	26,100	387,063
Information Technology 9.8%
Communications Equipment 1.4%
Cisco Systems, Inc.*	755,400	13,483,890
Dycom Industries, Inc.*	28,800	518,112
InterDigital Communications Corp.*	34,100	934,681
MasTec, Inc.*	16,900	220,883
Nokia Oyj (ADR)	280,000	5,558,000
QUALCOMM, Inc.	146,300	5,158,538

		25,874,104
Computers & Peripherals 1.8%
Apple Computer, Inc.*	108,300	7,360,068

EMC Corp.*	408,100	4,142,215
Hewlett-Packard Co.	310,800	9,917,628
International Business Machines Corp.	153,000	11,843,730
Komag, Inc.*	18,200	697,242

		33,960,883
Electronic Equipment & Instruments 0.1%
Itron, Inc.*	16,800	781,872
MTS Systems Corp.	10,100	372,286
Plexus Corp.*	29,300	730,156

		1,884,314
Internet Software & Services 0.7%
aQuantive, Inc.*	22,600	463,300
CNET Networks, Inc.*	33,400	281,896
EarthLink, Inc.*	55,800	402,318
eBay, Inc.*	131,300	3,160,391
Google, Inc. “A”*	8,300	3,208,780
j2 Global Communications, Inc.*	13,100	366,800
Jupitermedia Corp.*	15,200	152,152
ValueClick, Inc.*	31,200	449,592
WebEx Communications, Inc.*	14,900	510,772
Websense, Inc.*	21,100	395,625
Yahoo!, Inc.*	131,600	3,571,624

		12,963,250
IT Services 0.9%
Accenture Ltd. “A”	198,800	5,816,888
CSG Systems International, Inc.*	39,100	1,018,164
Fiserv, Inc.*	86,300	3,767,858
Forrester Research, Inc.*	14,200	379,140
infoUSA, Inc.	14,600	138,992
Paychex, Inc.	116,700	3,988,806
StarTek, Inc.	38,000	505,780
Sykes Enterprises, Inc.*	39,200	639,744

		16,255,372
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	58,000	750,520
Analog Devices, Inc.	232,700	7,523,191
Applied Materials, Inc.	434,100	6,832,734
Asyst Technologies, Inc.*	82,000	571,540
Broadcom Corp. “A”*	138,800	3,329,812
Cymer, Inc.*	18,500	723,720
Diodes, Inc.*	19,000	681,910
Hittite Microwave Corp.*	10,900	444,175
Intel Corp.	682,800	12,290,400
IXYS Corp.*	38,300	360,020
Kulicke & Soffa Industries, Inc.*	84,400	623,716
Linear Technology Corp.	130,900	4,234,615
Mattson Technology, Inc.*	67,400	548,636
Maxim Integrated Products, Inc.	124,900	3,669,562
Micrel, Inc.*	59,100	631,188
MKS Instruments, Inc.*	20,000	413,400
OmniVision Technologies, Inc.*	38,400	729,600
Photronics, Inc.*	48,600	678,942
PortalPlayer, Inc.*	80,500	871,010
RF Micro Devices, Inc.*	106,200	654,192
Standard Microsystems Corp.*	17,100	454,518
Texas Instruments, Inc.	409,100	12,182,998
Trident Microsystems, Inc.*	29,500	507,990
Veeco Instruments, Inc.*	24,100	536,948
Zoran Corp.*	34,500	553,725

		60,799,062
Software 1.7%
Adobe Systems, Inc.*	130,900	3,731,959
Advent Software, Inc.*	16,300	508,886
Altiris, Inc.*	41,400	714,564
Ansoft Corp.*	43,000	893,540
ANSYS, Inc.*	15,100	692,939
Blackbaud, Inc.	33,500	698,810
Electronic Arts, Inc.*	90,300	4,254,033
Hyperion Solutions Corp.*	34,300	1,068,788
Internet Security Systems, Inc.*	25,000	562,250
Lawson Software, Inc.*	125,300	839,510
Microsoft Corp.	615,900	14,800,077
MicroStrategy, Inc., “A”*	11,124	917,174
RSA Security, Inc.*	11,600	319,928
SPSS, Inc.*	37,800	1,021,734
Witness Systems, Inc.*	47,000	748,710

		31,772,902
Materials 1.6%
Chemicals 0.9%
E.I. du Pont de Nemours & Co.	245,700	9,744,462
Ecolab, Inc.	121,500	5,233,005
Pioneer Companies, Inc.*	24,100	632,866
Spartech Corp.	36,700	847,036

		16,457,369
Containers & Packaging 0.2%
Rock-Tenn Co. “A”	46,400	797,616
Sonoco Products Co.	124,500	4,049,985

		4,847,601
Metals & Mining 0.5%
AK Steel Holding Corp.*	49,700	642,124
Aleris International, Inc.*	19,700	806,518
Century Aluminum Co.*	16,900	521,703
Chaparral Steel Co.*	16,300	1,144,097
Cleveland-Cliffs, Inc.	23,700	856,755
Coeur d’Alene Mines Corp.*	146,600	700,748
Compass Minerals International, Inc.	43,300	1,156,543
Gibraltar Industries, Inc.	14,600	403,398
Metal Management, Inc.	28,600	814,528
Quanex Corp.	16,875	612,394
Steel Technologies, Inc.	33,900	786,819
Stillwater Mining Co.*	68,700	801,042

		9,246,669
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.4%
Alaska Communications Systems Group, Inc.	75,800	939,162
AT&T, Inc.	356,800	10,700,432
CT Communications, Inc.	34,500	861,810
General Communication, Inc. “A”*	53,300	635,869
Golden Telecom, Inc.	32,800	810,816
North Pittsburgh Systems, Inc.	13,300	343,539
TALK America Holdings, Inc.*	75,200	445,936
Verizon Communications, Inc.	338,900	11,461,598

		26,199,162
Wireless Telecommunication Services 0.1%
Centennial Communications Corp.	83,300	443,156
Dobson Communications Corp. “A”*	85,700	575,047

Syniverse Holdings, Inc.*	42,700	596,946
USA Mobility, Inc.	37,200	641,700

		2,256,849
Utilities 0.8%
Electric Utilities 0.5%
ALLETE, Inc.	8,200	380,644
FPL Group, Inc.	180,600	7,791,084
Otter Tail Corp.	6,800	201,688
UIL Holdings Corp.	5,100	177,633

		8,551,049
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc.	8,400	216,216
South Jersey Industries, Inc.	13,200	391,644
Southwest Gas Corp.	46,200	1,521,366

		2,129,226
Independent Power Producers & Energy Traders 0.2%
Black Hills Corp.	11,400	408,462
TXU Corp.	40,900	2,627,007

		3,035,469
Multi-Utilities 0.0%
Avista Corp.	24,200	604,516

Total Common Stocks (Cost $882,761,120)		1,108,957,307
	Principal Amount ($)(f)	Value ($)

Corporate Bonds 12.3%
Consumer Discretionary 2.9%
Affinia Group, Inc., 9.0%, 11/30/2014	455,000	414,050
AMC Entertainment, Inc., 8.0%, 3/1/2014	675,000	624,375
AMFM, Inc., 8.0%, 11/1/2008	2,250,000	2,345,062
Aztar Corp., 7.875%, 6/15/2014	960,000	1,020,000
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	140,000	149,100
Caesars Entertainment, Inc., 8.875%, 9/15/2008	310,000	324,338
Charter Communications Holdings LLC:
8.625%, 4/1/2009	20,000	16,700
9.625%, 11/15/2009	20,000	16,800
10.25%, 9/15/2010	1,449,000	1,463,490
Series B, 10.25%, 9/15/2010	410,000	413,588
11.0%, 10/1/2015	1,359,000	1,219,702
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	665,000	832,548
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,404,000	2,559,911
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	340,000	255,000
CSC Holdings, Inc.:
7.25%, 7/15/2008	240,000	241,500
7.875%, 12/15/2007	780,000	792,675
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	2,320,000	2,286,543
Series E, 5.679% **, 10/31/2008	1,165,000	1,170,582
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,451,000	2,738,992
EchoStar DBS Corp.:
6.625%, 10/1/2014	75,000	72,375
144A, 7.125%, 2/1/2016	165,000	162,113
Foot Locker, Inc., 8.5%, 1/15/2022	180,000	168,750
Ford Motor Co., 7.45%, 7/16/2031	275,000	202,125
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,380,000	1,316,175
General Motors Corp., 8.375%, 7/15/2033 (a)	690,000	565,800
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,635,000	1,782,150

Gregg Appliances, Inc., 9.0%, 2/1/2013		155,000	142,600
Harrah’s Operating Co., Inc., 5.625%, 6/1/2015		1,300,000	1,212,783
Hertz Corp.:
144A, 8.875%, 1/1/2014		630,000	656,775
144A, 10.5%, 1/1/2016		150,000	163,125
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013		255,000	258,188
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		860,000	821,300
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014		495,000	492,525
JC Penney Corp., Inc., 8.0%, 3/1/2010		1,500,000	1,604,227
Lear Corp.:
Series B, 5.75%, 8/1/2014		20,000	16,200
Series B, 8.11%, 5/15/2009 (a)		835,000	812,037
Levi Strauss & Co., 10.258% **, 4/1/2012		20,000	20,500
Liberty Media Corp.:
5.7%, 5/15/2013		40,000	37,074
8.25%, 2/1/2030		335,000	328,872
8.5%, 7/15/2029		440,000	437,769
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014		265,000	245,788
Mediacom Broadband LLC, 8.5%, 10/15/2015		20,000	19,650
Metaldyne Corp.:
10.0%, 11/1/2013		215,000	205,863
11.0%, 6/15/2012		95,000	77,900
MGM MIRAGE:
8.375%, 2/1/2011		245,000	251,738
9.75%, 6/1/2007		435,000	446,419
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		470,000	492,913
NCL Corp., 10.625%, 7/15/2014		95,000	92,625
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		720,000	579,600
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		1,080,000	1,136,700
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		125,000	130,625
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,710,000	1,784,812
PRIMEDIA, Inc.:
8.875%, 5/15/2011		280,000	266,700
10.545% **, 5/15/2010		740,000	754,800
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,355,000	1,449,850
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		1,120,000	1,167,600
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (a)		630,000	589,050
Six Flags, Inc.:
8.875%, 2/1/2010		85,000	81,919
9.75%, 4/15/2013		825,000	757,969
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,882,422
Tele-Communications, Inc., 10.125%, 4/15/2022		800,000	1,025,253
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014		280,000	257,600
Time Warner, Inc., 6.75%, 4/15/2011		2,500,000	2,572,732
Toys “R” Us, Inc., 7.375%, 10/15/2018		150,000	106,313
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (a)		1,635,000	1,569,600
TRW Automotive, Inc.:
11.0%, 2/15/2013		1,205,000	1,316,462
11.75%, 2/15/2013	EUR	235,000	341,465
United Auto Group, Inc., 9.625%, 3/15/2012		1,115,000	1,162,387
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		200,000	206,500
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014		1,195,000	1,102,387
Young Broadcasting, Inc., 8.75%, 1/15/2014 (a)		1,720,000	1,444,800

			53,678,861
Consumer Staples 0.8%
Altria Group, Inc., 7.0%, 11/4/2013		750,000	805,498
Anheuser-Busch Companies, Inc., 5.75%, 4/1/2036		1,200,000	1,147,322
Archer-Daniels-Midland Co., 5.375%, 9/15/2035		1,200,000	1,083,589
Birds Eye Foods, Inc., 11.875%, 11/1/2008		561,000	571,519
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022		1,500,000	1,864,290

Del Laboratories, Inc., 8.0%, 2/1/2012	245,000	208,250
Delhaize America, Inc.:
8.05%, 4/15/2027	90,000	88,824
9.0%, 4/15/2031	1,225,000	1,374,500
Fortune Brands, Inc., 5.375%, 1/15/2016	750,000	699,107
Fred Meyer, Inc., 7.45%, 3/1/2008	2,300,000	2,358,903
Harry & David Holdings, Inc., 10.231% **, 3/1/2012	255,000	242,250
Kraft Foods, Inc., 6.25%, 6/1/2012	1,500,000	1,531,965
North Atlantic Trading Co., 9.25%, 3/1/2012	600,000	481,500
Swift & Co.:
10.125%, 10/1/2009	155,000	159,263
12.5%, 1/1/2010	75,000	76,875
Viskase Co., Inc., 11.5%, 6/15/2011	1,425,000	1,467,750
Wal-Mart Stores, Inc., 5.25%, 9/1/2035	750,000	670,190

		14,831,595
Energy 0.7%
Belden & Blake Corp., 8.75%, 7/15/2012	1,171,000	1,191,492
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	630,000	630,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018	300,000	275,625
6.875%, 1/15/2016	820,000	791,300
7.75%, 1/15/2015	115,000	115,863
Delta Petroleum Corp., 7.0%, 4/1/2015	655,000	615,700
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	730,000	638,750
144A, 8.375%, 5/1/2016	595,000	584,588
El Paso Production Holding Corp., 7.75%, 6/1/2013	480,000	487,800
Frontier Oil Corp., 6.625%, 10/1/2011	630,000	611,100
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	764,000	764,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	245,000	210,700
Plains Exploration & Production Co.:
7.125%, 6/15/2014	430,000	425,700
Series B, 8.75%, 7/1/2012	420,000	439,425
Southern Natural Gas, 8.875%, 3/15/2010	1,010,000	1,067,320
Stone Energy Corp.:
6.75%, 12/15/2014	960,000	979,200
144A, 8.24% **, 7/15/2010	795,000	795,000
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	335,000	338,350
Williams Companies, Inc.:
8.125%, 3/15/2012	1,675,000	1,754,562
8.75%, 3/15/2032	760,000	820,800

		13,537,275
Financials 3.0%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012, (PIK)	215,000	218,225
Alamosa Delaware, Inc., 11.0%, 7/31/2010	375,000	409,688
Allstate Corp., 6.125%, 2/15/2012	3,000,000	3,067,503
American General Institutional Capital, 144A, 8.125%, 3/15/2046	635,000	760,057
American International Group, Inc., 144A, 6.25%, 5/1/2036	1,000,000	994,829
Ashton Woods USA LLC, 9.5%, 10/1/2015	695,000	611,600
Bear Stearns Companies, Inc., 5.3%, 10/30/2015 (a)	1,400,000	1,342,363
Citigroup, Inc., 6.0%, 10/31/2033	2,000,000	1,944,922
E*TRADE Financial Corp.:
7.375%, 9/15/2013	225,000	225,563
7.875%, 12/1/2015	170,000	175,525
8.0%, 6/15/2011	395,000	405,863
ERP Operating LP:
5.375%, 8/1/2016	1,000,000	952,032
6.95%, 3/2/2011	181,000	190,187
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,815,000	1,648,421

7.375%, 10/28/2009	3,475,000	3,277,877
7.875%, 6/15/2010	880,000	827,941
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	2,250,000	2,447,374
General Motors Acceptance Corp.:
4.375%, 12/10/2007	403,000	389,303
6.125%, 9/15/2006 (a)	464,000	463,809
6.125%, 2/1/2007 (a)	2,856,000	2,839,909
6.125%, 8/28/2007	2,975,000	2,954,142
6.15%, 4/5/2007	285,000	283,908
6.875%, 9/15/2011	3,880,000	3,756,977
8.0%, 11/1/2031	1,683,000	1,650,523
H&E Equipment/Finance:
11.125%, 6/15/2012	275,000	301,879
12.5%, 6/15/2013	160,000	178,581
HSBC Bank USA, 5.625%, 8/15/2035	1,114,000	1,012,952
HSBC Holdings PLC, 6.5%, 5/2/2036	1,500,000	1,521,658
iPayment, Inc., 144A, 9.75%, 5/15/2014	235,000	235,000
John Deere Capital Corp., 5.1%, 1/15/2013	3,000,000	2,905,089
JPMorgan Chase Capital XV, 5.875%, 3/15/2035 (a)	1,784,000	1,624,807
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	1,860,000	1,815,178
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,889,558
Poster Financial Group, Inc., 8.75%, 12/1/2011	860,000	887,950
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	985,000	1,082,269
Simon Property Group LP, (REIT), 6.1%, 5/1/2016	1,800,000	1,805,400
Sprint Capital Corp., 7.625%, 1/30/2011	3,000,000	3,201,948
The Goldman Sachs Group, Inc.:
5.35%, 1/15/2016	1,515,000	1,449,817
6.45%, 5/1/2036	1,200,000	1,178,392
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	739,000	561,640
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	365,000	348,575
Universal City Development, 11.75%, 4/1/2010	1,035,000	1,120,387
Verizon Global Funding Corp., 7.75%, 12/1/2030	440,000	480,423

		56,440,044
Health Care 0.4%
Genentech, Inc., 4.4%, 7/15/2010	3,500,000	3,369,569
HCA, Inc., 6.5%, 2/15/2016	465,000	370,256
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	560,000	534,800
144A, 11.418% **, 6/15/2014	85,000	82,450
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	1,605,000	1,480,613
Wyeth, 6.5%, 2/1/2034	1,200,000	1,231,166

		7,068,854
Industrials 0.9%
Allied Security Escrow Corp., 11.375%, 7/15/2011	390,000	382,200
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	883,000	938,187
American Color Graphics, 10.0%, 6/15/2010	435,000	319,725
Browning-Ferris Industries:
7.4%, 9/15/2035	730,000	638,750
9.25%, 5/1/2021	400,000	405,000
Case New Holland, Inc., 9.25%, 8/1/2011	1,025,000	1,080,094
Cenveo Corp., 7.875%, 12/1/2013	775,000	753,687
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	800,000	788,000
Congoleum Corp., 8.625%, 8/1/2008 *	572,000	566,280
DRS Technologies, Inc., 7.625%, 2/1/2018	335,000	334,163
Education Management LLC, 144A, 8.75%, 6/1/2014	220,000	220,550
Honeywell International, Inc., 5.7%, 3/15/2036	750,000	715,963
Iron Mountain, Inc., 8.75%, 7/15/2018	175,000	177,625
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	790,000	675,450

8.875%, 4/1/2012	865,000	828,237
Kansas City Southern:
7.5%, 6/15/2009	165,000	165,825
9.5%, 10/1/2008	1,235,000	1,293,662
Kinetek, Inc., Series D, 10.75%, 11/15/2006	1,085,000	1,074,150
Millennium America, Inc., 9.25%, 6/15/2008	350,000	357,875
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	325,000	329,063
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	80,000	89,400
Scranton Products, Inc.:
144A, 10.5%, 7/1/2013	755,000	773,875
144A, 12.39% **, 7/1/2012	280,000	285,600
Ship Finance International Ltd., 8.5%, 12/15/2013	220,000	206,800
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	650,000	698,750
United Technologies Corp., 7.5%, 9/15/2029	1,000,000	1,174,962
Xerox Corp., 6.4%, 3/15/2016	510,000	488,963

		15,762,836
Information Technology 0.5%
Cisco Systems, Inc., 5.5%, 2/22/2016	2,200,000	2,139,474
International Business Machines Corp., 8.375%, 11/1/2019	750,000	914,174
L-3 Communications Corp.:
5.875%, 1/15/2015	1,005,000	942,188
Series B, 6.375%, 10/15/2015	345,000	331,200
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,350,000	2,003,375
Sanmina-SCI Corp., 8.125%, 3/1/2016	655,000	638,625
SunGard Data Systems, Inc., 10.25%, 8/15/2015	815,000	826,206
UGS Corp., 10.0%, 6/1/2012	765,000	823,331
Unisys Corp., 7.875%, 4/1/2008	1,360,000	1,356,600

		9,975,173
Materials 1.2%
ARCO Chemical Co., 9.8%, 2/1/2020	2,070,000	2,390,850
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	220,000	125,400
Chemtura Corp., 6.875%, 6/1/2016	330,000	318,450
Constar International, Inc., 11.0%, 12/1/2012	105,000	79,800
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	205,000	161,950
Dayton Superior Corp.:
10.75%, 9/15/2008	155,000	160,038
13.0%, 6/15/2009	430,000	394,525
Equistar Chemical Funding, 10.625%, 5/1/2011	515,000	553,625
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	735,000	742,350
GEO Specialty Chemicals, Inc., 144A, 13.998% **, 12/31/2009	1,462,000	1,273,767
Greif, Inc., 8.875%, 8/1/2012	385,000	405,213
Hexcel Corp., 6.75%, 2/1/2015	660,000	631,950
Huntsman LLC, 11.625%, 10/15/2010	1,160,000	1,277,450
IMC Global, Inc., 10.875%, 8/1/2013	1,568,000	1,732,640
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	300,000	302,250
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	525,000	384,563
Lyondell Chemical Co., 10.5%, 6/1/2013	155,000	170,113
Massey Energy Co.:
6.625%, 11/15/2010	860,000	860,000
6.875%, 12/15/2013	320,000	295,200
Monsanto Co., 4.0%, 5/15/2008	3,000,000	2,920,500
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,169,000	993,650
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	1,590,000	1,717,200
144A, 13.0%, 9/30/2013	137,000	138,370
OM Group, Inc., 9.25%, 12/15/2011	325,000	336,375
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,225,000	1,286,250
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	827,753	12,416
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11

Radnor Holdings Corp., 11.0%, 3/15/2010	200,000	60,000
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	177,000	190,275
TriMas Corp., 9.875%, 6/15/2012	695,000	641,137
United States Steel Corp., 9.75%, 5/15/2010	734,000	781,710
Weyerhaeuser Co., 5.95%, 11/1/2008	1,700,000	1,709,144
Witco Corp., 6.875%, 2/1/2026	180,000	162,000
Wolverine Tube, Inc., 10.5%, 4/1/2009 (a)	400,000	358,000

		23,567,172
Telecommunication Services 0.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	360,000	377,100
AT&T, Inc., 6.15%, 9/15/2034	1,500,000	1,394,250
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	2,585,000	2,562,146
Centennial Communications Corp., 10.0%, 1/1/2013	175,000	174,562
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	1,005,000	994,950
8.375%, 1/15/2014	710,000	695,800
Dobson Communications Corp., 8.875%, 10/1/2013 (a)	330,000	326,700
Insight Midwest LP, 9.75%, 10/1/2009	145,000	147,900
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,935,000	1,982,346
PanAmSat Corp., 144A, 9.0%, 6/15/2016	165,000	168,506
Qwest Corp., 7.25%, 9/15/2025	660,000	627,825
Rural Cellular Corp.:
9.75%, 1/15/2010	75,000	75,188
9.875%, 2/1/2010	225,000	232,875
10.899% **, 11/1/2012	95,000	98,325
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	175,000	163,187
Ubiquitel Operating Co., 9.875%, 3/1/2011	290,000	315,375
US Unwired, Inc., Series B, 10.0%, 6/15/2012	515,000	566,500
Windstream Corp., 144A, 8.625%, 8/1/2016	20,000	20,800

		10,924,335
Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013	2,620,000	2,803,400
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,740,000	1,853,100
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	3,000,000	2,971,512
CMS Energy Corp., 8.5%, 4/15/2011	1,555,000	1,636,637
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,820,000	1,709,593
Dominion Resources, Inc., Series E, 7.195%, 9/15/2014	2,000,000	2,126,674
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	1,500,000	1,541,806
MidAmerican Energy Holdings Co., 144A, 6.125%, 4/1/2036	1,500,000	1,443,413
Mirant Americas Generation LLC, 8.3%, 5/1/2011	170,000	165,750
Mirant North America LLC, 7.375%, 12/31/2013	190,000	182,638
Mission Energy Holding Co., 13.5%, 7/15/2008	2,190,000	2,447,325
Northern States Power Co., 6.25%, 6/1/2036	1,200,000	1,221,142
NRG Energy, Inc.:
7.25%, 2/1/2014	725,000	709,594
7.375%, 2/1/2016	1,505,000	1,471,137
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,855,000	2,003,400
Sierra Pacific Resources:
6.75%, 8/15/2017	525,000	499,967
8.625%, 3/15/2014	275,000	291,214

		25,078,302

Total Corporate Bonds (Cost $236,440,565)		230,864,447
Foreign Bonds - US$ Denominated 2.2%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,323,000	1,428,840
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	1,272,000	1,371,871
Shaw Communications, Inc., 8.25%, 4/11/2010	275,000	284,969

Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (a)	1,165,000	990,250
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	139,500
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	105,000	101,325

		4,316,755
Energy 0.3%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	205,000	247,281
OAO Gazprom, 144A, 9.625%, 3/1/2013	910,000	1,064,700
Pemex Project Funding Master Trust:
5.75%, 12/15/2015	1,000,000	952,683
144A, 5.75%, 12/15/2015 (a)	2,261,000	2,154,017
Secunda International Ltd., 13.507% **, 9/1/2012	380,000	399,000

		4,817,681
Financials 0.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,195,000	1,377,238
Doral Financial Corp., 6.33% **, 7/20/2007	965,000	905,976
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	180,000	153,900
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	7,535,000	7,930,587
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	270,000	213,300
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	990,000	999,762

		11,580,763
Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010	1,075,000	1,091,125
Industrials 0.2%
Canadian National Railway Co., 5.8%, 6/1/2016	1,800,000	1,812,026
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	560,000	595,000
10.25%, 6/15/2007	1,343,000	1,374,896
12.5%, 6/15/2012	512,000	563,200
Stena AB, 9.625%, 12/1/2012	150,000	162,000

		4,507,122
Materials 0.2%
Alcan, Inc., 5.75%, 6/1/2035	838,000	759,534
Cascades, Inc., 7.25%, 2/15/2013	856,000	798,220
ISPAT Inland ULC, 9.75%, 4/1/2014	850,000	943,500
Novelis, Inc., 144A, 7.75%, 2/15/2015	955,000	923,962
Rhodia SA:
8.875%, 6/1/2011	275,000	279,813
10.25%, 6/1/2010	300,000	324,750
Tembec Industries, Inc., 8.625%, 6/30/2009	780,000	419,250

		4,449,029
Sovereign Bonds 0.0%
Federative Republic of Brazil, 8.875%, 10/14/2019	285,000	330,600
Republic of Argentina, 4.889% **, 8/3/2012 (PIK)	575,000	387,849

		718,449
Telecommunication Services 0.6%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (a)	1,030,000	834,300
Embratel, Series B, 11.0%, 12/15/2008	100,000	109,000
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	50,000	43,000
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016	415,000	419,150
Intelsat Ltd., 5.25%, 11/1/2008	420,000	393,750
Millicom International Cellular SA, 10.0%, 12/1/2013	225,000	240,750
Mobifon Holdings BV, 12.5%, 7/31/2010	988,000	1,107,795
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011	860,000	864,300
144A, 10.125%, 7/15/2013	395,000	397,469

	144A, 10.75%, 7/15/2016	320,000	326,800
	Stratos Global Corp., 144A, 9.875%, 2/15/2013	745,000	648,150
	Telecom Italia Capital:
	4.95%, 9/30/2014	1,430,000	1,300,612
	5.25%, 11/15/2013	1,955,000	1,832,132
	Vodafone Group PLC, 5.0%, 12/16/2013	2,250,000	2,102,267

			10,619,475

Total Foreign Bonds - US$ Denominated (Cost $41,194,369)			42,100,399
Foreign Bonds - Non US$ Denominated 0.0%
Consumer Discretionary 0.0%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	420,000	482,857
Sovereign Bonds 0.0%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	331,793	394,165

Total Foreign Bonds - Non US$ Denominated (Cost $850,957)			877,022
Asset Backed 1.1%
Automobile Receivables 0.3%
	Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,628,832
	Hertz Vehicle Financing LLC, “A6”, Series 2005-2A, 144A, 5.08%, 11/25/2011	4,005,000	3,931,442
	MMCA Automobile Trust:
	“B”, Series 2002-2, 4.67%, 3/15/2010	943,155	937,096
	“B”, Series 2002-1, 5.37%, 1/15/2010	109,321	109,011

			6,606,381
Credit Card Receivables 0.2%
	Providian Master Note Trust, “B1”, Series 2006-B1A, 144A, 5.35%, 3/15/2013	3,220,000	3,215,975
Home Equity Loans 0.6%
	Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	2,066,000	2,051,158
	Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,814,434
	DB Master FInance LLC, “A2”, Series 2006-1, 144A, 5.779%, 6/20/2031	3,797,000	3,802,149

			10,667,741

Total Asset Backed (Cost $20,610,761)			20,490,097
		Shares	Value ($)

Warrants 0.0%
Industrials 0.0%
	TravelCenters of America, Inc., Expiration 5/1/2009*	181	23
Information Technology 0.0%
	MicroStrategy, Inc., Expiration 6/24/2007*	106	7
Materials 0.0%
	Dayton Superior Corp. 144A, Expiration 6/15/2009*	15	0

Total Warrants (Cost $754)			30
Preferred Stocks 0.5%
Financials 0.5%
Banks
	Farm Credit Bank of Texas, Series 1, 7.561%	769,000	809,649
	Wachovia Capital Trust III, 5.8%	6,500,000	6,394,687
	Washington Mutual Preferred Funding Delaware, Series A-1, 144A, 6.534%	1,800,000	1,745,910
Industrials 0.0%
	Xerox Capital Trust I, 8.0%	155,000	156,550

Total Preferred Stocks (Cost $9,294,449)			9,106,796

Convertible Preferred Stocks 0.0%
Consumer Discretionary
Media
ION Media Networks, Inc., 144A, 9.75%, (PIK) (Cost $173,575)	25	174,375
	Principal Amount ($) (f)	Value ($)

US Government Sponsored Agencies 0.2%
Federal National Mortgage Association, 3.25%, 1/15/2008 (Cost $2,912,172)	3,000,000	2,914,239
US Government Agency Sponsored Pass-Throughs 2.2%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,712,053	1,724,262
Federal Home Loan Mortgage Corp., 5.0%, with various maturities from 11/1/2035 until 12/1/2035	4,191,439	3,965,916
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 11/1/2028	6,029,415	5,676,049
5.0%, with various maturities from 9/1/2023 until 3/1/2034	8,479,297	8,104,028
5.5%, with various maturities from 12/1/2024 until 11/1/2035	10,363,894	10,129,366
6.5%, with various maturities from 4/1/2017 until 5/1/2031	6,000,730	6,074,680
7.13%, 1/1/2012	3,693,098	3,681,284
8.0%, 9/1/2015	982,776	1,033,617

Total US Government Agency Sponsored Pass-Throughs (Cost $41,536,337)		40,389,202
Commercial and Non-Agency Mortgage-Backed Securities 10.8%
Adjustable Rate Mortgage Trust, “3A31”, Series 2005-10, 5.429% **, 1/25/2036	3,015,000	2,943,418
Banc of America Mortgage Securities:
“2A8”, Series 2003-J, 4.189% **, 11/25/2033	2,945,000	2,890,659
“2A6”, Series 2004-G, 4.657%, 8/25/2034	6,600,000	6,485,440
Bear Stearns Adjustable Rate Mortgage Trust, “2A3”, Series 2005-4, 4.45%, 8/25/2035	2,100,000	2,025,394
Citigroup Commercial Mortgage Trust, “A5”, Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,634,686
Citigroup Mortgage Loan Trust, Inc.:
“1A2”, Series 2004-NCM-1, 6.5%, 7/25/2034	2,398,230	2,419,215
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	1,034,486	1,046,124
Commercial Mortgage Acceptance Corp., “A3”, Series 1998-C2, 6.04%, 9/15/2030	4,520,000	4,556,864
Countrywide Alternative Loan Trust:
“1A1”, Series 2004-2CB, 4.25%, 3/25/2034	2,120,698	2,069,221
“A1”, Series 2004-1T1, 5.0%, 2/25/2034	2,564,521	2,532,907
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	2,163,145	2,136,566
“A8”, Series 2005-J14, 5.5%, 12/25/2035	10,000,000	9,456,775
“4A3”, Series 2005-43, 5.766% **, 10/25/2035	4,690,083	4,632,629
“3A5”, Series 2005-28CB, 6.0%, 8/25/2035	5,626,943	5,636,739
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	2,381,409	2,375,872
“1A1”, Series 2004-J8, 7.0%, 9/25/2034	2,367,750	2,384,509
CS First Boston Mortgage Securities Corp.:
“A2”, Series 2004-C1, 3.516%, 1/15/2037	6,000,000	5,777,489
“A3”, Series 2005-C5, 5.1%, 8/15/2038	6,000,000	5,807,177
“A4”, Series 2001-CP4, 6.18%, 12/15/2035	6,000,000	6,152,826
DLJ Mortgage Acceptance Corp.:
“A1B”, Series 1997-CF2, 144A, 6.82%, 10/15/2030	2,238,491	2,254,089
“A1B”, Series 1997-CF1, 144A, 7.6%, 5/15/2030	535,530	538,027
GMAC Commercial Mortgage Securities, Inc., “A3”, Series 1997-C1, 6.869%, 7/15/2029	1,041,116	1,049,268
Greenwich Capital Commercial Funding Corp., “A4”, Series 2005-GG3, 4.799%, 8/10/2042	6,000,000	5,645,948
GS Mortgage Securities Corp. II, “A4”, Series 2006-GG6, 5.553%, 4/10/2038	5,400,000	5,339,934
GSR Mortgage Loan Trust, “4A5”, Series 2005-AR6, 4.553% **, 9/25/2035	3,110,000	3,012,803
Harborview Mortgage Loan Trust, “3A1B”, Series 2004-10, 5.087% **, 1/19/2035	1,471,150	1,459,866
JPMorgan Alternative Loan Trust, “2A4”, Series 2006-S1, 5.5%, 2/25/2021	8,904,533	8,863,365
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A4”, Series 2005-LDP2, 4.738%, 7/15/2042	6,000,000	5,595,316
“A6”, Series 2004-CBX, 4.899%, 1/12/2037	3,000,000	2,844,238

“A3”, Series 2001-CIBC, 6.26%, 3/15/2033	6,420,000	6,583,606
LB-UBS Commercial Mortgage Trust, “A2”, Series 2004-C2, 3.246%, 3/15/2029	5,700,000	5,412,533
Master Alternative Loans Trust:
“5A1”, Series 2005-1, 5.5%, 1/25/2020	4,383,640	4,355,421
“2A1”, Series 2004-3, 6.25%, 4/25/2034	3,548,103	3,532,580
Morgan Stanley Capital I, “A4”, Series 2005-T17, 4.52%, 12/13/2041	5,900,000	5,625,160
NYC Mortgage Loan Trust, “A3”, Series 1996, 144A, 6.75%, 9/25/2019	1,483,831	1,495,836
Structured Adjustable Rate Mortgage Loan:
“9A1”, Series 2005-18, 5.25%, 9/25/2035	2,376,561	2,348,826
“6A3”, Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,649,212
“5A1”, Series 2005-18, 5.567% **, 9/25/2035	2,557,646	2,534,406
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	2,592,701	2,441,191
Wachovia Bank Commercial Mortgage Trust:
“APB”, Series 2006-C23, 144A, 5.446%, 1/15/2045	5,900,000	5,816,896
“A4”, Series 2006-C25, 5.776% **, 5/15/2043	4,800,000	4,836,736
Washington Mutual:
“A6”, Series 2003-AR10, 4.064% **, 10/25/2033	5,235,000	5,086,694
“1A6”, Series 2005-AR12, 4.841% **, 10/25/2035	5,590,000	5,470,471
“1A1”, Series 2005-AR14, 5.078% **, 12/25/2035	2,668,101	2,634,297
“1A3”, Series 2005-AR16, 5.115% **, 12/25/2035	3,005,000	2,929,297
Wells Fargo Mortgage Backed Securities Trust:
“2A17”, Series 2005-AR10, 3.499% **, 6/25/2035	680,000	652,155
“2A4”, Series 2005-AR10, 4.109% **, 6/25/2035	1,647,746	1,602,161
“2A11”, Series 2005-AR12, 4.319% **, 7/25/2035	3,105,000	2,981,607
“4A1”, Series 2005-AR16, 4.993% **, 10/25/2035	2,636,379	2,605,352
“4A2”, Series 2005-AR16, 4.993% **, 10/25/2035	4,510,000	4,394,854
“A3”, Series 2006-1, 5.0%, 3/25/2021	5,293,110	5,111,160
“2A3”, Series 2006-AR8, 5.24%, 4/25/2036	7,911,352	7,827,144

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $205,950,396)		202,494,959
Collateralized Mortgage Obligations 1.9%
Fannie Mae Whole Loan, “1A1”, Series 2004-W15, 6.0%, 8/25/2044	2,112,054	2,103,707
Federal Home Loan Mortgage Corp.:
“LC”, Series 2682, 4.5%, 7/15/2032	2,605,000	2,410,230
“PG”, Series 2700, 4.5%, 5/15/2032	3,180,000	2,934,797
“TG”, Series 2690, 4.5%, 4/15/2032	3,750,000	3,463,320
“EG”, Series 2836, 5.0%, 12/15/2032	3,840,000	3,612,238
“ND”, Series 2938, 5.0%, 10/15/2033	3,655,000	3,432,814
“NE”, Series 2921, 5.0%, 9/15/2033	3,650,000	3,414,064
“PE”, Series 2864, 5.0%, 6/15/2033	3,650,000	3,442,234
“PE”, Series 2533, 5.5%, 12/15/2021	750,000	742,910
“YA”, Series 2841, 5.5%, 7/15/2027	2,627,699	2,618,836
“PX”, Series 2097, 6.0%, 10/15/2027	637,072	636,553
“Z”, Series 2173, 6.5%, 7/15/2029	1,482,067	1,513,222
Federal National Mortgage Association:
“NE”, Series 2004-52, 4.5%, 7/25/2033	3,190,000	2,919,905
“LA”, Series 2002-50, 5.0%, 12/25/2029	556,299	553,746
“QD”, Series 2005-29, 5.0%, 8/25/2033	605,000	566,533
“Z”, Series 2001-14, 6.0%, 5/25/2031	1,193,878	1,197,880
“HM”, Series 2002-36, 6.5%, 12/25/2029	26,895	26,830
“ZQ”, Series G92-9, 7.0%, 12/25/2021	786,876	792,596

Total Collateralized Mortgage Obligations (Cost $37,443,143)		36,382,415
Loan Participation 0.0%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.711%**, 6/4/2010 (Cost $239,583)	239,583	239,583
Government National Mortgage Association 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $566,215)	538,131	547,215
	Units	Value ($)
Other Investments 0.1%

Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	506,000	407,330
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	800,000	600,000

Total Other Investments (Cost $953,687)		1,007,330
	Principal Amount ($) (f)	Value ($)
US Treasury Obligations 5.8%
US Treasury Bill 4.975%***, 10/19/2006 (b)	1,935,000	1,913,875
US Treasury Bonds:
5.375%, 2/15/2031 (a)	3,159,000	3,266,355
6.0%, 2/15/2026 (a)	16,545,000	18,213,712
US Treasury Notes:
4.0%, 11/15/2012 (a)	14,800,000	14,068,096
4.25%, 10/31/2007 (a)	6,500,000	6,436,014
4.5%, 2/15/2009 (a)	2,350,000	2,324,756
4.5%, 11/15/2010 (a)	19,500,000	19,196,833
4.875%, 5/31/2008 (a)	14,000,000	13,966,638
4.875%, 5/15/2009 (a)	2,370,000	2,366,853
5.125%, 5/15/2016 (a)	21,560,000	21,784,030
6.125%, 8/15/2007 (a)	6,175,000	6,236,992

Total US Treasury Obligations (Cost $109,547,640)		109,774,154
	Shares	Value ($)
Securities Lending Collateral 6.3%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $118,398,888)	118,398,888	118,398,888
Cash Equivalents 3.6%
Cash Management QP Trust, 5.3% (e) (Cost $67,553,315)	67,553,315	67,553,315
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,776,427,926)	106.0	1,992,271,773
Other Assets and Liabilities, Net	(6.0)	(113,637,676)

Net Assets	100.0	1,878,634,097

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/01/2008	572,000	573,205	566,280
Grupo Iusacell SA de CV	10.0%	7/15/2004	50,000	41,500	43,000
Oxford Automotive, Inc.	12.0%	10/15/2010	827,753	73,389	12,416
				$688,094	$621,696

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $116,446,768 which is 6.2% of net assets.
(b)	At July 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)		Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At July 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

10 Year Canada Government Bond	9/20/2006	38	3,768,623	3,783,211	14,588
10 Year Federal Republic of Germany Bond	9/7/2006	32	4,736,457	4,774,411	37,954
10 Year Japanese Government Bond	9/8/2006	15	17,182,103	17,270,705	88,602
Russell 2000 Index	9/14/2006	20	6,815,090	7,046,000	230,910
United Kingdom Treasury Bond	9/27/2006	19	3,870,890	3,894,536	23,646

Total net unrealized appreciation					395,700
At July 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australian Bond	9/15/2006	139	10,874,169	10,779,287	94,882
10 Year US Treasury Note	9/20/2006	32	3,342,903	3,393,000	(50,097)
2 Year Federal Republic of Germany Bond	9/7/2006	135	17,956,859	17,967,465	(10,606)
2 Year US Treasury Note	9/29/2006	72	14,583,156	14,649,750	(66,594)

Total net unrealized depreciation					(32,415)
At July 31, 2006, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund		Underlying Debt Obligations	Net Unrealized Appreciation ($)

8/2/2006 6/20/2011	6,750,000†	Fixed – 3.45%		DJ CDX High Yield	1,666

Counterparties:

†	JPMorgan Chase

As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	2,970,087	AUD	3,954,000	10/27/2006	54,976
USD	10,250,013	CAD	11,668,000	10/27/2006	89,714
USD	391,442	EUR	307,206	9/15/2006	2,189
USD	37,750	EUR	29,727	9/15/2006	340
USD	249,846	EUR	198,012	9/15/2006	3,872
EUR	82,574	USD	106,332	9/15/2006	528
EUR	55,448	USD	71,838	9/15/2006	792
EUR	1,392,677	USD	1,798,712	9/15/2006	14,241
USD	3,124,050	EUR	2,469,000	10/27/2006	47,599
USD	11,618,524	GBP	6,304,000	10/27/2006	179,271
USD	9,020,289	SGD	14,271,000	10/27/2006	58,590
Total unrealized appreciation					452,112

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
CHF	7,659,000	USD	6,171,636	10/27/2006	(112,296)
JPY	1,709,328,000	USD	14,774,050	10/27/2006	(321,767)
SEK	59,781,000	USD	8,189,066	10/27/2006	(166,175)
Total unrealized depreciation					(600,238)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Sinapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006